Insurance - Narrative Springleaf risk-based capital requirements (Details 4) - USD ($) $ in Millions		12 Months Ended
	Jul. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Springleaf Insurance Subsidiaries [Member]
Statutory Accounting Practices [Line Items]
Statutory Accounting Practice, Period that the ordinary dividends can be paid without prior approval		12 months
Maximum Amount of Dividend Distribution Without Prior Approval from Regulatory Agency Percentage of Policyholders Surplus		10.00%
Statutory Accounting Practice, Period that the extraordinary dividends can be paid without prior approval		12 months
Maximum Amount of Extraordinary Dividend Distribution Without Prior Approval from Regulatory Agency Percentage of Policyholders Surplus		10.00%
Statutory Accounting Practices, Dividends Paid with Approval of Regulatory Agency		$ 100	$ 57	$ 150
Cash dividends from subsidiaries			$ 18
Commo Lo Co Inc [Member]
Statutory Accounting Practices [Line Items]
Statutory Accounting Practices, Dividends Paid with Approval of Regulatory Agency	$ 58
Payment of approved extraordinary dividend as percentage of wholly owned subsidiary common stock				100.00%